Document and Entity Information	9 Months Ended
Dec. 31, 2022
Document and Entity Information [Abstract]
Document Type	S-1/A
Entity Registrant Name	Senmiao Technology Limited
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001711012
Amendment Flag	true
Amendment Description	AMENDMENT NO.1